                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN GLOBAL FRANCHISE FUND

                    SUPPLEMENT DATED FEBRUARY 7, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                   PROSPECTUS DATED OCTOBER 29, 2004 AND THE
               CLASS I SHARES PROSPECTUS DATED OCTOBER 29, 2004,
              EACH AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 29, 2004

     The Prospectus is hereby supplemented as follows:

          The section entitled "INVESTMENT ADVISORY SERVICES--GENERAL-- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by the Global Franchise team. The team is made up of established investment professionals. Current members of the team include Hassan Elmasry, Ewa Borowska, Paras Dodhia, Michael Allison and Jayson Vowles. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                GLF SPT FEB 2/05
                                                                     65114SPT-02